Taxation - Tax rates by jurisdiction (Details)	12 Months Ended
	Dec. 31, 2015
Ireland | Active income
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	12.50%	[1]
Ireland | Passive income
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	25.00%	[1]
Bermuda
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	0.00%
United States
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	35.00%
United Kingdom
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	20.25%
Switzerland | Active income
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	7.83%	[2]
Switzerland | Passive income
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	21.20%	[2]
Germany
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	15.00%
France
Income Tax Disclosure [Line Items]
Applicable statutory tax rate, by jurisdiction	38.00%

[1]	The different applicable statutory taxation rates in Ireland relate to entities classified as trading or non-trading companies.
[2]	The different applicable statutory taxation rates in Switzerland relate to entities classified as trading or holding companies.